TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (7,172)	$ (7,018)	$ (7,987)
Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2020, 2019 and 2018, respectively)	(1,650)	(1,614)	(1,837)
Changes in valuation allowance	1,979	951	1,189
Increase in losses and temporary differences due to change in Israeli corporate and "Approved Enterprise" tax			659
Write off of prepaid and withholding taxes	1,066	1,536	1,828
Foreign tax rates differences related to subsidiaries	35	44	50
Non-deductible expenses	72	470	147
Other expenses and Exchange rate differences	(383)	(143)	(82)
Non-deductible share-based compensation expense	557	397	474
Change in expense associated with tax positions for current year	500
Income tax expense	$ 2,176	$ 1,641	$ 2,428
Israeli Income tax rate	23.00%	23.00%	23.00%